Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [Abstract]
Trade and other payables

18      Trade and other payables

Trade and other payables comprise the following:

	As of December 31,
In thousands of USD	2020	2021
Trade payables	20,390	23,792
Invoices not yet received	17,315	25,824
Accrued employee benefit costs	10,873	12,698
Trade Deposits	502	1,510
Sundry accruals	26,690	13,022
Trade and Other Payables	75,770	76,846
Current	75,770	76,077
Non-current	—	769

Terms and conditions of the above financial liabilities:

●	Trade payables are non-interest bearing and are normally settled on 0-90 day terms
●	Other payables are non-interest bearing and have an average term of 1-2 months
●	For terms and conditions with related parties, refer to Note 31.

For explanations on the Group’s credit risk management processes, refer to Note 33.

As of December 31, 2020, sundry accruals included a litigation settlement accrual of USD 5,000 thousand. As previously disclosed, several putative class action lawsuits were filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against us and other defendants, including certain current and former members of our management and supervisory boards, in 2019. The cases asserted claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, our initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to conditions including court approval. Under this agreement, in which the defendants did not admit any liability or wrongdoing, Jumia made a settlement payment of $5 million on January 18, 2021, $1 million of which was funded by insurance coverage proceeds received on January 13, 2021. The U.S. District Court for the Southern District of New York and the New York County Supreme Court approved the settlement agreement in March 2021. No shareholders had filed objections to the settlements.

Additionally, sundry accruals also relate principally to cash-settled awards, consultancy, legal, marketing, IT and logistics services payables. The current cash-settled awards amount to USD 1,241 thousand as of December 31, 2021 (2020: USD 12,706 thousand). There are additional USD 769 thousand recognized as non-current cash-settled awards.